Operations (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Gain (Loss) on Divestiture

The following are the effects of restating prior years to reflect discontinued operations:

	2017 As reported	Adjustment	As restated
Revenue from services rendered	1,365,347	(19,498)	1,345,849
Cost of services	(953,760)	11,505	(942,255)

Gross profit	411,587	(7,993)	403,594
Operating income (expenses)
General and administrative expenses	(258,114)	1,582	(256,532)
Selling expenses, net	(6,641)	—	(6,641)
Share of (loss) profit of an associate	(1,020)	—	(1,020)
Other operating expenses, net	(29,859)	(1,266)	(31,125)

	(295,634)	316	(295,318)

Profit before finance income and expenses	115,953	(7,677)	108,276
Finance expenses	(534,273)	2,098	(532,175)
Finance income	109,731	(1,450)	108,281

Loss before income and social contribution taxes	(308,589)	(7,029)	(315,618)
Current income and social contribution taxes	(18,263)	720	(17,543)
Deferred income and social contribution taxes	371,084	—	371,084

Profit for the year from continuing operations	44,232	(6,309)	37,923

Discontinued operations
Profit after income and social contribution tax from discontinued operations	8,033	6,309	14,342

Profit for the year	52,265	—	52,265

	2016 As reported	Adjustment	As restated
Revenue from services rendered	1,393,033	(13,002)	1,380,031
Cost of services	(1,012,336)	8,588	(1,003,748)

Gross profit	380,697	(4,414)	376,283
Operating income (expenses)
General and administrative expenses	(231,932)	882	(231,050)
Selling expenses, net	10,495	—	10,495
Share of (loss) profit of an associate	10,152	—	10,152
Other operating expenses, net	(77,938)	(2,613)	(80,551)

	(289,223)	(1,731)	(290,954)

Profit before finance income and expenses	91,474	(6,145)	85,329
Finance expenses	(400,892)	3,759	(397,133)
Finance income	53,622	(1,959)	51,663

Loss before income and social contribution taxes	(255,796)	(4,345)	(260,141)
Current income and social contribution taxes	(55,435)	1,098	(54,337)
Deferred income and social contribution taxes	(49,755)	—	(49,755)

Loss for the year from continuing operations	(360,986)	(3,247)	(364,233)

Discontinued operations
Profit after income and social contribution tax from discontinued operations	41	3,247	3,288

Loss for the year	(360,945)	—	(360,945)

Dona Juana [member]
Statement [LineItems]
Disclosure of gain loss on divestiture [table text block]	The amounts recorded on the transaction date are as follows:

Description	R$
Sale amount	10,410
Carrying value as of the date of the sale (provision balance)	16,759

(=) Gain on sale (Note 10.2)	27,169

CGR catanduva - Centro de Gerenciamento de Resduos Ltda [member]
Statement [LineItems]
Disclosure of gain loss on divestiture [table text block]	Details of the transaction are as follows:

Description	R$
Sale price	7,500
Carrying amount of investment in Catanduva on the date of the sale	(5,468)

(=) Gain on sale (Note 27)	2,032